Reserves	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reserves
48	Reserves

	2017	2016
	RMB million	RMB million
Share premium
At January 1	14,131	14,131
Addition (Note 47(ii))	1,051	—

At December 31	15,182	14,131

Fair value reserve
At January 1	209	55
Change in fair value of available-for-sale equity securities	47	148
Change in fair value of derivative financial instruments	19	6

At December 31	275	209

Statutory and discretionary surplus reserve
At January 1	1,957	1,552
Appropriations to reserves (Note (a))	492	405

At December 31	2,449	1,957

Other reserve
At January 1	121	123
Share of an associate’s reserves movement	1	(2)
Dilution and change in non-controlling interests and other reserves	113	—

At December 31	235	121

Retained profits
At January 1	17,220	13,366
Profit for the year	5,961	5,044
Appropriations to reserves (Note (a))	(492)	(405)
Dividends approved in respect of the previous year	(982)	(785)

At December 31	21,707	17,220

Total	39,848	33,638

(a)	Appropriations to reserves

According to the PRC Company Law and the Articles of Association of the Company and certain of its subsidiaries, the Company and the relevant subsidiaries are required to transfer 10% of their annual net profits after taxation, as determined under the PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the registered capital. The transfer to this reserve must be made before distribution of dividend to shareholders and when there are retained profits at the end of the financial year.

Statutory surplus reserve can be used to offset prior years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholding or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

(b)	Dividends

Dividends payable to equity shareholders of the Company attributable to the year:

	2017	2016
	RMB million	RMB million
Final dividend proposed after the end of the reporting year of RMB0.10 per share (2016: RMB0.10 per share) (inclusive of applicable tax)	1,009	982

A dividend in respect of the year ended December 31, 2017 of RMB1.00 per 10 shares (inclusive of applicable tax) (2016: RMB1.00 per 10 shares (inclusive of applicable tax)), amounting to a total dividend of RMB1,009 million (2016: RMB982 million), was proposed by the directors on March 26, 2018. The dividend proposed after the end of the financial year has not been recognized as a liability at the end of the financial year.